Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements

NOTE C - FAIR VALUE MEASUREMENTS

The Plan uses a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements). The three levels of the fair value hierarchy are described as follows:

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Level 1 - Readily accessible and unadjusted quoted prices in an active market for identical assets or liabilities.
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Level 2 - Significant observable inputs other than Level 1 inputs, such as quoted prices for similar assets or liabilities in active markets; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities. If the asset or liability has a specified (contractual) term, the Level 2 input must be observable for substantially the full term of the asset or liability.
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Level 3 - Significant unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

An asset or liability’s level within the fair value hierarchy is based on the lowest level of any input that is significant to its fair value measurement. Valuation techniques used aim to maximize the use of observable inputs and minimize the use of unobservable inputs.

The following is a description of the valuation methodologies used for instruments measured at fair value on a recurring basis and recognized in the accompanying statements of net assets available for benefits, as well as the general classification of such instruments pursuant to the valuation hierarchy. The Plan did not change its valuation techniques associated with fair value measurements from the prior period, and there were no transfers between levels during the years ended December 31, 2025 and 2024.

When quoted market prices are available in an active market, investments in securities are classified within Level 1 of the valuation hierarchy. These securities include the Plan’s mutual funds and Upbound Group, Inc. common stock, which are valued at the closing price reported by the exchanges on which they are traded. In addition, the money market deposit account is classified within the level 1 valuation hierarchy.

The stable value fund is a collective trust and is valued at the Net Asset Value (“NAV”) of units of the bank collective trust. NAV is a readily determinable fair value and is the basis for current transactions. Participant transactions (purchases and sales) may occur daily. If the Plan initiates a full redemption of the collective trust, the issuer reserves the right to temporarily delay withdrawal from the trust in order to ensure that securities liquidations will be carried out in an orderly business manner. The NAV is provided by the administrator of the fund, which is based on the value of the underlying assets owned by the fund minus applicable liabilities and then divided by the number of shares outstanding. There are no redemption restrictions on the stable value fund.

The following table sets forth by level, within the fair value hierarchy, the Plan’s assets at fair value as of December 31, 2025.

	Level 1	Level 2	Level 3	Total
Mutual funds	$5,081,043	$—	$—	$5,081,043
Common stock	158,210	—	—	158,210
Money market deposit account	1,818	—	—	1,818
Collective trust investment, stable value fund	—	450,900	—	450,900
Subtotal	$5,241,071	$450,900	$—	$5,691,971

The following table sets forth by level, within the fair value hierarchy, the Plan’s assets at fair value as of December 31, 2024.

	Level 1	Level 2	Level 3	Total
Mutual funds	$4,378,890	$—	$—	$4,378,890
Common stock	340,098	—	—	340,098
Money market deposit account	2,471	—	—	2,471
Collective trust investment, stable value fund	—	365,923	—	365,923
Subtotal	$4,721,459	$365,923	$—	$5,087,382